Cover	Aug. 27, 2024
Cover [Abstract]
Entity Registrant Name	INTEGRATED VENTURES, INC.
Entity Central Index Key	0001520118
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 27, 2024
Entity File Number	000-55681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1725385
Entity Address Address Line 1	18385 Route 287
Entity Address City Or Town	Tioga
Entity Address State Or Province	PA
Entity Address Postal Zip Code	16946
City Area Code	215
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	613-9898